UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seasons Capital Management LLC
Address: 50 California Street
         Suite 2750
         San Francisco, CA  94111

13F File Number:  28-10722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathlyne Kiaie
Title:     Chief Compliance Officer
Phone:     (415) 247 5300

Signature, Place, and Date of Signing:

     /s/ Kathlyne Kiaie     San Francisco, CA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     $1,497,172 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107    17205  1855957 SH       SOLE                  1855957        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102    20320   407306 SH       SOLE                   407306        0        0
AMAZON COM INC                 COM              023135106     9867    72677 SH       SOLE                    72677        0        0
AMERICAN TOWER CORP            CL A             029912201    31136   730717 SH       SOLE                   730717        0        0
APPLE INC                      COM              037833100    86397   367647 SH       SOLE                   367647        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    32730   736000 SH       SOLE                   736000        0        0
BAIDU INC                      SPON ADR REP A   056752108     9254    15500 SH       SOLE                    15500        0        0
BRIGHAM EXPLORATION CO         COM              109178103    10548   661339 SH       SOLE                   661339        0        0
BROADCOM CORP                  CL A             111320107    11613   350000 SH  Put  SOLE                   350000        0        0
BURGER KING HLDGS INC          COM              121208201    15083   709469 SH       SOLE                   709469        0        0
CALPINE CORP                   COM NEW          131347304     8878   746674 SH       SOLE                   746674        0        0
CBS CORP NEW                   CL B             124857202     2478   177790 SH       SOLE                   177790        0        0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    12046   250326 SH       SOLE                   250326        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     1372    26915 SH       SOLE                    26915        0        0
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    18548   473157 SH       SOLE                   473157        0        0
DENBURY RES INC                COM NEW          247916208    15295   906667 SH       SOLE                   906667        0        0
DEVRY INC DEL                  COM              251893103    19901   305223 SH       SOLE                   305223        0        0
DIEBOLD INC                    COM              253651103     7940   250000 SH       SOLE                   250000        0        0
DISNEY WALT CO                 COM DISNEY       254687106    17455   500000 SH       SOLE                   500000        0        0
EQUINIX INC                    COM NEW          29444U502      378     3881 SH       SOLE                     3881        0        0
EXPEDIA INC DEL                COM              30212P105    12696   508859 SH       SOLE                   508859        0        0
GENERAL DYNAMICS CORP          COM              369550108     9264   120000 SH       SOLE                   120000        0        0
GENERAL MLS INC                COM              370334104    31905   450000 SH  Call SOLE                   450000        0        0
GOOGLE INC                     CL A             38259P508    42364    74700 SH  Call SOLE                    74700        0        0
GOOGLE INC                     CL A             38259P508    38095    67173 SH       SOLE                    67173        0        0
GRAHAM PACKAGING CO INC        COM              384701108     7831   624000 SH       SOLE                   624000        0        0
HALLIBURTON CO                 COM              406216101    35708  1185127 SH       SOLE                  1185127        0        0
HEWLETT PACKARD CO             COM              428236103    45709   860002 SH       SOLE                   860002        0        0
HEWLETT PACKARD CO             COM              428236103    63780  1200000 SH  Call SOLE                  1200000        0        0
INTEL CORP                     COM              458140100     3566   160000 SH       SOLE                   160000        0        0
INTEL CORP                     COM              458140100    22290  1000000 SH  Put  SOLE                  1000000        0        0
ISHARES TR INDEX               BARCLYS 20+ YR   464287432    11501   128500 SH       SOLE                   128500        0        0
KROGER CO                      COM              501044101    14379   663863 SH       SOLE                   663863        0        0
LAMAR ADVERTISING CO           CL A             512815101    17803   518273 SH       SOLE                   518273        0        0
LIZ CLAIBORNE INC              COM              539320101     8308  1118189 SH       SOLE                  1118189        0        0
LOCKHEED MARTIN CORP           COM              539830109    26256   315500 SH       SOLE                   315500        0        0
MASTERCARD INC                 CL A             57636Q104    27045   106477 SH       SOLE                   106477        0        0
MASTERCARD INC                 CL A             57636Q104    78226   308900 SH  Call SOLE                   308900        0        0
MEMC ELECTR MATLS INC          COM              552715104     6307   411421 SH       SOLE                   411421        0        0
MONSANTO CO NEW                COM              61166W101      263   368000 SH  Call SOLE                   368000        0        0
MONSANTO CO NEW                COM              61166W101    19516   273252 SH       SOLE                   273252        0        0
NUTRI SYS INC NEW              COM              67069D108     9799   549867 SH       SOLE                   549867        0        0
NVIDIA CORP                    COM              67066G104    24406  1402615 SH       SOLE                  1402615        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105    26513   313610 SH       SOLE                   313610        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105    85664  1013300 SH  Call SOLE                  1013300        0        0
ORACLE CORP                    COM              68389X105    54380  2115117 SH       SOLE                  2115117        0        0
PEABODY ENERGY CORP            COM              704549104    17109   374377 SH       SOLE                   374377        0        0
PEABODY ENERGY CORP            COM              704549104    32904   720000 SH  Call SOLE                   720000        0        0
PENNEY J C INC                 COM              708160106     6949   216000 SH       SOLE                   216000        0        0
PEPSICO INC                    COM              713448108    31704   479201 SH       SOLE                   479201        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108     1449    25267 SH       SOLE                    25267        0        0
PRAXAIR INC                    COM              74005P104    17725   213557 SH       SOLE                   213557        0        0
PRICELINE COM INC              COM NEW          741503403    13019    51054 SH       SOLE                    51054        0        0
RANGE RES CORP                 COM              75281A109     7499   160000 SH       SOLE                   160000        0        0
SCHLUMBERGER LTD               COM              806857108    29655   467302 SH       SOLE                   467302        0        0
SCHLUMBERGER LTD               COM              806857108    10154   160000 SH  Call SOLE                   160000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104     7452   408111 SH       SOLE                   408111        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     9284   161400 SH       SOLE                   161400        0        0
SOHU COM INC                   COM              83408W103    12330   225821 SH       SOLE                   225821        0        0
TEXTRON INC                    COM              883203101    16501   777243 SH       SOLE                   777243        0        0
VIACOM INC NEW                 CL B             92553P201    15127   440000 SH       SOLE                   440000        0        0
VISA INC                       COM CL A         92826C839    31019   340760 SH       SOLE                   340760        0        0
WAL MART STORES INC            COM              931142103    45959   826599 SH       SOLE                   826599        0        0
WALTER ENERGY INC              COM              93317Q105    18728   202970 SH       SOLE                   202970        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103    47580  3000000 SH  Call SOLE                  3000000        0        0
WESTERN UN CO                  COM              959802109    33015  1946666 SH       SOLE                  1946666        0        0
YAHOO INC                      COM              984332106     7057   426900 SH  Call SOLE                   426900        0        0
YAHOO INC                      COM              984332106    12935   782500 SH       SOLE                   782500        0        0